Loans (Details 2) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Construction and Land Development
Non accrual loans with no allowance	$ 37	$ 45
Non-accrual Loans	37	45
Non accrual loans with allowance	0	0
Single-Family Residential
Non accrual loans with no allowance	3,720	3,302
Non-accrual Loans	3,720	3,302
Non accrual loans with allowance	0	0
Multifamily and Farmland
Non accrual loans with no allowance	0	76
Non-accrual Loans	0	76
Non accrual loans with allowance	0	0
Total Real Estate Loans
Non accrual loans with no allowance	4,183	3,423
Non-accrual Loans	4,183	3,423
Non accrual loans with allowance	0	0
Commercial Loans (Not Secured by Real Estate)
Non accrual loans with no allowance	248	31
Non-accrual Loans	248	463
Non accrual loans with allowance	0	432
Consumer Loans (Not Secured by Real Estate)
Non accrual loans with no allowance	9	1
Non-accrual Loans	9	1
Non accrual loans with allowance	0	0
Total Real Estate [Member]
Non accrual loans with no allowance	4,440	3,455
Non-accrual Loans	4,440	3,887
Non accrual loans with allowance	0	$ 432
Commercial Loans (Real Estate Loans)
Non accrual loans with no allowance	426
Non-accrual Loans	426
Non accrual loans with allowance	$ 0